SCHEDULE OF ORDINARY SHARES REFLECTED IN BALANCE SHEET (Details) - Distoken Acquisition Corporation [Member]			12 Months Ended
	Feb. 17, 2023 CNY (¥)	Feb. 16, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Gross proceeds	¥ 70,380,000	¥ 25,000				¥ 69,000,000
Proceeds allocated to Public Warrants						(1,104,000)
Proceeds allocated to Public Rights						(3,305,100)
Ordinary share issuance costs						(4,011,946)
Redemption of ordinary shares				¥ (36,300,937)		(31,907,588)
Remeasurement of carrying value to redemption value			$ 2,946,963	2,946,963	$ 12,089,247	12,089,247
Ordinary shares subject to possible redemption			$ 7,406,639	¥ 7,406,639	$ 40,760,613	¥ 40,760,613